Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Amount Due to the Related Parties Transactions

As of October 31, 2025 and 2024, the amount due to the related parties was $12,562 and $211,630, which consisted of the followings:

Related Party Name	October 31, 2025	October 31, 2024	Relationship	Note
Tao Li	$703	$210,000	Director and Chairman of the Board, Chief Executive Officer, Director	Interest free loan
Huijie Gao	11,859	-	Chief Financial Officer	Interest free loan
Shuibo Zhang	-	1,630	Company’s shareholder, director and officer	Payable to employee